Summary of Significant Accounting Policies (Details) - Schedule of VIE financials - Comparative VIE financials [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of VIE financials [Line Items]
Current assets	$ 20,655,965		$ 18,972,383
Non-current assets	8,230,436		8,995,363
Total Assets	28,886,401		27,967,746
Current liabilities	13,906,587		12,788,253
Non-current liabilities	8,965,451		422,480
Total liabilities	22,872,038		20,745,846
Total shareholders’ equity (deficit)	6,014,363		$ 7,221,900
Net income
Net cash provided by (used in) operating activities	301,982	3,976,411
Net cash provided by (used in) investment activities	(27,857)
Net cash provided by (used in) financing activities	$ (266,408)	$ (3,974,127)